CONVERTIBLE BOND (Tables)	12 Months Ended
Dec. 31, 2021
CONVERTIBLE BOND.
Schedule of convertible bond

	December 31, 2021	December 31, 2020
	$	$
Opening balance	14,505	—
Proceeds	—	15,000
Equity component of convertible bond	—	(364)
Issue costs	—	(214)
Conversion	(14,649)	—
Accretion expense	144	83
Ending balance	—	14,505
Current portion	—	—
Non-current portion	—	14,505